UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® Balanced Index Strategy Fund
Allianz Investment Management LLC serves as the Manager for the AZL® Balanced Index Strategy Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL® Balanced Index Strategy Fund had a return of 10.50%. That compared to a 11.29% total return for its benchmark, a composite index comprised of equal weightings in the S&P 500 Index1 and the Barclays Capital U.S. Aggregate Bond Index2.
The Fund is a fund of funds that pursues broad diversification across four equity sub-portfolios and one fixed-income sub-portfolio. The four equity sub-portfolios pursue passive strategies that look to achieve, before fees, returns similar to the S&P 500 Index, the S&P MidCap 400 Index3, the S&P SmallCap 600 Index4 and the MSCI EAFE Index5, which represents shares of large companies in developed foreign markets. The fixed-income sub-portfolio, an enhanced bond index strategy, seeks to achieve a return that exceeds the Barclays Capital U.S. Aggregate Bond Index. Generally, the Fund allocates 40% to 60% of its assets to the underlying equity index funds and the remaining assets to the underlying bond index fund.
The Fund’s positive absolute return was driven by exceptionally strong returns for stocks during the period under review. Stocks advanced robustly during the period, led by small- and mid-cap shares. Mid-cap and small-cap stocks as measured by the S&P MidCap 400 Index and S&P Small Cap 600 Index were up 26.64% and 26.31%, respectively. The S&P 500 Index, a gauge of domestic large cap stocks, advanced 15.06%, while international stocks, as measured by the MSCI EAFE Index, returned 8.21%. Meanwhile, the Barclays Capital U.S. Aggregate Bond Index returned 6.54%.
Fund expenses were the primary reason for the Fund’s underperformance relative to its benchmark. The positive impact of the Fund’s allocation to small- and mid-cap stocks was offset by the underperformance of the Fund’s allocation to international stocks, while the Fund’s fixed income position achieved returns similar to those of the Barclays Capital U.S. Aggregate Bond Index.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The S&P MidCap 400 Index (“S&P 400 Index”) is the most widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indices that can be used as building blocks for portfolio composition.

[4]	The S&P SmallCap 600 covers approximately 3% of the domestic equities market. Measuring the small cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[5]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

Investors cannot invest directly in an index.

1

AZL® Balanced Index Strategy Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential The performance of the Fund is expected to be lower than that of the Index because of Fund fees and expenses. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden severe price declines.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

		Since
	1	Inception
	Year	(7/10/09)

AZL® Balanced Index Strategy Fund	10.50%	17.10%
S&P 500 Index	15.06%	30.12%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.33%
Balanced Composite Index	11.29%	18.17%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross

AZL® Balanced Index Strategy Fund	0.83%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.20% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fund Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and Expenses the Fund’s gross ratio would be 0.20%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 50% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Balanced Index Strategy Fund	$1,000.00	$1,120.70	$0.48	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.75	$0.46	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Balanced Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	49.8%
AZL International Index Fund	12.4
AZL Mid Cap Index Fund	7.6
AZL S&P 500 Index Fund, Class 2	25.7
AZL Small Cap Stock Index Fund	4.1
Investment Company	0.2

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (99.6%):
10,392,686	AZL Enhanced Bond Index Fund	$109,227,128
1,940,279	AZL International Index Fund	27,144,498
1,027,070	AZL Mid Cap Index Fund	16,607,730
6,522,889	AZL S&P 500 Index Fund, Class 2	56,422,988
909,606	AZL Small Cap Stock Index Fund	9,005,096

Total Affiliated Investment Companies (Cost $197,078,448)		218,407,440

Investment Company (0.2%):
542,975	Dreyfus Treasury Prime Cash Management, 0.00%(a)	542,975

Total Investment Company (Cost $542,975)		542,975

Total Investment Securities (Cost $197,621,423)(b) 99.8%		218,950,415
Net other assets (liabilities) 0.2%		441,155

Net Assets 100.0%		$219,391,570

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Assets and Liabilities
December 31, 2010

AZL
Balanced Index
Strategy
Fund

Assets:
Investments in non-affiliates, at cost	$542,975
Investments in affiliates, at cost	197,078,448

Investments in securities, at cost	$197,621,423

Investments in non-affiliates, at value	$542,975
Investments in affiliates, at value	218,407,440

Total Investment securities, at value	218,950,415
Foreign currency, at value (cost $2)	2
Receivable for capital shares issued	1,040,537
Prepaid expenses	3,185

Total Assets	219,994,139

Liabilities:
Payable for affiliated investments purchased	542,975
Payable for capital shares redeemed	3,422
Manager fees payable	9,046
Administration fees payable	11,166
Custodian fees payable	783
Administrative and compliance services fees payable	2,468
Trustee fees payable	600
Other accrued liabilities	32,109

Total Liabilities	602,569

Net Assets	$219,391,570

Net Assets Consist of:
Capital	$196,227,929
Accumulated net investment income/(loss)	1,928,121
Accumulated net realized gains/(losses) from investment transactions	(93,472)
Net unrealized appreciation/(depreciation) on investments	21,328,992

Net Assets	$219,391,570

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,370,536
Net Asset Value (offering and redemption price per share)	$12.63

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL
Balanced Index
Strategy
Fund

Investment Income:
Dividends from affiliates	$1,132,429

Total Investment Income	1,132,429

Expenses:
Manager fees	83,513
Administration fees	51,393
Custodian fees	1,282
Administrative and compliance services fees	3,365
Trustees’ fees	7,710
Professional fees	6,634
Shareholder reports	8,932
Other expenses	2,798

Total expenses	165,627

Net Investment Income/(Loss)	966,802

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	264,999
Net realized gain distributions from affiliated underlying funds	1,003,103
Change in unrealized appreciation/(depreciation) on investments	15,339,475

Net Realized/Unrealized Gains/(Losses) on Investments	16,607,577

Change in Net Assets Resulting From Operations	$17,574,379

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statements of Changes in Net Assets

	AZL Balanced
	Index Strategy Fund
	For the
	Year Ended	July 10, 2009 to
	December 31,	December 31,
	2010	2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$966,802	$(10,789)
Net realized gains/(losses) on investment transactions	1,268,102	(399,452)
Change in unrealized appreciation/(depreciation) on investments	15,339,475	5,989,705

Change in net assets resulting from operations	17,574,379	5,579,464

Capital Transactions:
Proceeds from shares issued	58,761,964	35,401,586
Proceeds from shares issued in merger	12,949,369	134,049,464
Value of shares redeemed	(6,961,264)	(37,963,392)

Change in net assets resulting from capital transactions	64,750,069	131,487,658

Change in net assets	82,324,448	137,067,122
Net Assets:
Beginning of period	137,067,122	—

End of period	$219,391,570	$137,067,122

Accumulated net investment income/(loss)	$1,928,121	$—

Share Transactions:
Shares issued	4,925,121	3,474,241
Shares issued in merger	1,051,369	11,901,316
Shares redeemed	(600,998)	(3,380,513)

Change in shares	5,375,492	11,995,044

(a)	Period from commencement of operations.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	July 10, 2009 to
	December 31,	December 31,
	2010	2009(a)

Net Asset Value, Beginning of Period	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.14	1.43

Total from Investment Activities	1.20	1.43

Net Asset Value, End of Period	$12.63	$11.43

Total Return(c)(d)	10.50%	14.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$219,392	$137,067
Net Investment Income/(Loss)(e)	0.58%	(0.03)%
Expenses Before Reductions(e)(f)	0.10%	0.20%
Expenses Net of Reductions(e)	0.10%	0.20%
Portfolio Turnover Rate(d)(g)	3.61%	49.76%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Balanced Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the year ended December 31, 2010, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $5,548 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$218,407,440	$—	$—	$218,407,440
Investment Company	542,975	—	—	542,975

Total Investment Securities	$218,950,415	$—	$—	$218,950,415

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$58,666,325*	$6,028,257

*	Cost of purchases and proceeds from sales of portfolio securities incurred after the Fund merger are excluded from these amounts. The cost of purchases excluded are $12,949,507.

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010, is $197,643,479. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,328,991
Unrealized depreciation	(22,055)

Net unrealized appreciation	$21,306,936

At December 31, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017

AZL Balanced Index Strategy Fund	$71,416

During the year ended December 31, 2010, the Fund utilized $307,564 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Balanced Index Strategy Fund	$1,928,121	$1,928,121	$(71,416)	$21,306,936	$23,163,641

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

7. Acquisition of Funds

On October 15, 2010, the Fund acquired all of the net assets of the AZL Allianz Global Investors Select Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz Global Investors Select Fund shareholders on October 13, 2010. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,232,160 shares of the Fund, valued at $12,949,369, for 1,051,369 shares of the AZL Allianz Global Investors Select Fund outstanding on October 15, 2010.

The investment portfolio of the AZL Allianz Global Investors Select Fund, with a fair value of $12,964,413 and identified cost of $12,964,413 at October 15, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL Allianz Global Investors Select Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $185,915,657. All fees and expenses incurred by the AZL Allianz Global Investors Select Fund and the Fund directly in connection with the plan of reorganization were borne by the Manager.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income/(loss)	$1,103,660
Net realized/unrealized gains/(losses)	$16,943,062

Change in net assets resulting from operations	$18,046,722

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL Allianz Global Investors Select Fund that have been included in the Fund’s statement of operations since October 15, 2010.

On October 23, 2009, the Fund acquired all of the net assets of the AZL TargetPLUS Balanced Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL TargetPLUS Balanced Fund shareholder on October 21, 2009. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a taxable exchange of 11,901,316 shares of the Fund, valued at $134,049,464, for 17,218,288 shares of the AZL TargetPLUS Balanced Fund outstanding on October 23, 2009.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Balanced Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Special Joint Meeting of the Shareholders (Unaudited)

On October 13, 2010, there was a special joint meeting of shareholders of the AZL Allianz Global Investors Select Fund.

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL Allianz Global Investors Select Fund, which is a series of the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”), and the AZL Balanced Index Strategy Fund (the “Acquiring Fund”), which is another series of the FOF Trust.

Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of each Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Funds in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund’s liabilities. Each Plan was voted upon by the shareholders of the respective Acquired Fund voting separately.

The number of shares voted is as follows:

				% of	% of	% of
				Outstanding	Outstanding	Outstanding
Acquired Fund	For	Against	Abstain	For	Against	Abstain
AZL Allianz Global Investors Select Fund	985,076.73	55,751.967	107,208.643	85.805%	4.856%	9.338%

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

18

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

19

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL FusionSM Balanced Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Balanced Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Balanced Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL FusionSM Balanced Fund returned 11.07%. That compared to a 11.29% total return for its benchmark, a composite index comprised of equal weightings in the S&P 500 Index1 and the Barclays Capital U.S. Aggregate Bond Index2.
The Fund is a fund of funds that generates broad diversification by investing in 24 underlying funds as of December 31, 2010. The Fund typically holds between 40% and 60% of its assets in equity funds and 40% to 60% of its assets in fixed income funds. The Fund also invests in non-traditional asset classes like commodities.
The Fund performed well on an absolute basis during the period, driven by gains in the equity and bond markets and by strong absolute returns from several of the underlying funds in the portfolio. Domestic stock prices rose, despite continued levels of elevated volatility, as the economy avoided both a “double-dip” recession and spillover effects of sovereign debt crises in Europe. The S&P 500 Index of large U.S. stocks gained 15.06% during the 12-month period. International equities also delivered positive returns: The MSCI Emerging Markets Index3 gained 19.20%, and the MSCI EAFE Index4 returned 8.21%.
Fixed-income markets also performed well on an absolute basis, with the Barclays Capital U.S. Aggregate Bond Index posting a 6.54% return during the period. High-yield bonds gained 15.12% as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 6.31% as measured by the Barclays Capital U.S. Treasury Inflation-Protected Securities Index6. Global bonds delivered a positive 5.54% return as measured by the Barclays Capital Global Aggregate Bond Index7.
The Fund’s return lagged that of its composite benchmark for the year ended December 31, 2010. The Fund’s underperformance relative to its benchmark was driven primarily by the performance of certain underlying funds that lagged their stated benchmarks.*
However, the Fund’s relative performance was shored up somewhat by its diverse asset allocation. The Fund’s exposure to asset classes that performed well relative to the S&P 500 Index—including mid-cap and small-cap equities as well as non-traditional asset classes such as emerging market equities, global real estate, high yield bonds and commodities—aided relative returns.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

[4]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[5]	The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]	The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[7]	The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian-Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices.
Investors cannot invest directly in an index.
1

AZL FusionSM Balanced Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
Small- to mid-sized companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

				Since
	1	3	5	Inception
	Year	Year	Year	(4/29/05)

AZL FusionSM Balanced Fund	11.07%	0.70%	3.67%	4.52%
S&P 500 Index	15.06%	-2.86%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.90%	5.80%	5.38%
Balanced Composite Index	11.29%	2.04%	4.44%	4.87%[2]
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[3]	Gross

AZL FusionSM Balanced Fund	1.18%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager has voluntarily reduced the management fee to 0.15%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	The hypothetical $10,000 investment for the Balanced Composite Index, S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from 4/30/05.

[2]	The since inception performance data for the Balanced Composite Index is calculated from 4/30/05.

[3]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.25%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 50% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
 2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Balanced Fund	$1,000.00	$1,114.00	$1.01	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Balanced Fund	$1,000.00	$1,024.25	$0.97	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	1.5%
AZL BlackRock Capital Appreciation Fund	4.0
AZL Columbia Mid Cap Value Fund	1.0
AZL Columbia Small Cap Value Fund	2.0
AZL Eaton Vance Large Cap Value Fund	5.1
AZL International Index Fund	4.1
AZL Invesco International Equity Fund	5.1
AZL JPMorgan U.S. Equity Fund	4.2
AZL MFS Investors Trust Fund	2.1
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	2.0
AZL Morgan Stanley Mid Cap Growth Fund	1.1
AZL NFJ International Value Fund	3.1
AZL Russell 1000 Growth Index Fund	3.0
AZL Russell 1000 Value Index Fund	4.8
AZL Schroder Emerging Markets Equity Fund, Class 2	1.0
AZL Strategic Investments Trust	1.6
AZL Turner Quantitative Small Cap Growth Fund	1.1
AZL Van Kampen Growth and Income Fund	2.1
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.6
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	2.9
PIMCO PVIT High Yield Portfolio	3.9
PIMCO PVIT Real Return Portfolio	3.8
PIMCO PVIT Total Return Portfolio	36.7
Investment Company	0.2

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):
925,812	AZL Allianz AGIC Opportunity Fund	$12,118,883
2,379,029	AZL BlackRock Capital Appreciation Fund	32,901,970
1,033,307	AZL Columbia Mid Cap Value Fund	8,287,122
1,540,607	AZL Columbia Small Cap Value Fund	16,761,799
5,104,833	AZL Eaton Vance Large Cap Value Fund	42,063,822
2,378,845	AZL International Index Fund	33,280,038
2,730,058	AZL Invesco International Equity Fund	41,606,088
3,614,880	AZL JPMorgan U.S. Equity Fund	34,341,356
1,195,369	AZL MFS Investors Trust Fund	16,974,235
513,518	AZL Mid Cap Index Fund	8,303,590
1,791,617	AZL Morgan Stanley Global Real Estate Fund	16,106,636
635,036	AZL Morgan Stanley Mid Cap Growth Fund	9,087,359
1,719,571	AZL NFJ International Value Fund	25,191,715
2,233,575	AZL Russell 1000 Growth Index Fund	24,457,650
3,795,271	AZL Russell 1000 Value Index Fund	39,812,392
966,171	AZL Schroder Emerging Markets Equity Fund, Class 2	8,444,338
5,300,910	AZL Strategic Investments Trust	12,987,229
881,844	AZL Turner Quantitative Small Cap Growth Fund	8,747,891
1,609,512	AZL Van Kampen Growth and Income Fund	17,221,781
1,465,127	PIMCO PVIT CommodityRealReturn Strategy Portfolio	13,200,794
576,059	PIMCO PVIT Emerging Markets Bond Portfolio	7,799,840
1,736,014	PIMCO PVIT Global Bond Portfolio (Unhedged)	23,418,832
4,186,409	PIMCO PVIT High Yield Portfolio	32,444,667
2,355,747	PIMCO PVIT Real Return Portfolio	30,954,518
27,097,816	PIMCO PVIT Total Return Portfolio	300,243,800

Total Affiliated Investment Companies (Cost $730,658,394)		816,758,345

Investment Company (0.2%):
1,238,346	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,238,346

Total Investment Company (Cost $1,238,346)		1,238,346

Total Investment Securities (Cost $731,896,740)(b) 100.0%		817,996,691
Net other assets (liabilities) 0.0%		195,942

Net Assets 100.0%		$818,192,633

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Fusion
Balanced
Fund

Assets:
Investments in non-affiliates, at cost	$1,238,346
Investments in affiliates, at cost	730,658,394

Investments in securities, at cost	$731,896,740

Investments in non-affiliates, at value	$1,238,346
Investments in affiliates, at value	816,758,345

Total Investment securities, at value	817,996,691
Dividends receivable	1,310,003
Receivable for capital shares issued	1,625,057
Prepaid expenses	11,015

Total Assets	820,942,766

Liabilities:
Payable for affiliated investments purchased	2,543,726
Manager fees payable	101,956
Administration fees payable	10,411
Custodian fees payable	445
Administrative and compliance services fees payable	6,693
Trustee fees payable	1,010
Other accrued liabilities	85,892

Total Liabilities	2,750,133

Net Assets	$818,192,633

Net Assets Consist of:
Capital	$769,607,218
Accumulated net investment income/(loss)	21,713,269
Accumulated net realized gains/(losses) from investment transactions	(59,227,805)
Net unrealized appreciation/(depreciation) on investments	86,099,951

Net Assets	$818,192,633

Shares of beneficial interest (unlimited number of shares authorized, no par value)	74,957,595
Net Asset Value (offering and redemption price per share)	$10.92

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL Fusion
Balanced
Fund

Investment Income:
Dividends from non-affiliates	$3
Dividends from affiliates	13,221,266

Total Investment Income	13,221,269

Expenses:
Manager fees	1,358,793
Administration fees	71,355
Custodian fees	2,666
Administrative and compliance services fees	28,464
Trustees’ fees	57,592
Professional fees	42,387
Shareholder reports	66,965
Other expenses	24,553

Total expenses before reductions	1,652,775
Less expenses voluntarily waived/reimbursed by the Manager	(339,704)

Net expenses	1,313,071

Net Investment Income/(Loss)	11,908,198

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	33,664,902
Net realized gain distributions from affiliated underlying funds	10,854,506
Change in unrealized appreciation/(depreciation) on investments	17,087,101

Net Realized/Unrealized Gains/(Losses) on Investments	61,606,509

Change in Net Assets Resulting From Operations	$73,514,707

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statements of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009

Change in Net Assets:
Operations:
Net investment income/(loss)	$11,908,198	$11,774,099
Net realized gains/(losses) on investment transactions	44,519,408	(41,939,055)
Change in unrealized appreciation/(depreciation) on investments	17,087,101	143,231,849

Change in net assets resulting from operations	73,514,707	113,066,893

Dividends to Shareholders:
From net investment income	(19,098,572)	(9,110,767)
From net realized gains on investments	—	(14,295,472)

Change in net assets resulting from dividends to shareholders	(19,098,572)	(23,406,239)

Capital Transactions:
Proceeds from shares issued	190,641,415	191,778,353
Proceeds from dividends reinvested	19,098,572	23,406,239
Value of shares redeemed	(29,452,140)	(20,511,216)

Change in net assets resulting from capital transactions	180,287,847	194,673,376

Change in net assets	234,703,982	284,334,030
Net Assets:
Beginning of period	583,488,651	299,154,621

End of period	$818,192,633	$583,488,651

Accumulated net investment income/(loss)	$21,713,269	$20,798,546

Share Transactions:
Shares issued	18,227,101	21,771,991
Dividends reinvested	1,843,491	2,413,014
Shares redeemed	(2,869,642)	(2,237,445)

Change in shares	17,200,950	21,947,560

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$10.10	$8.35	$12.16	$11.65	$10.73

Investment Activities:
Net Investment Income/(Loss)	0.10	0.12	0.20	0.24	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	1.00	2.09	(3.43)	0.58	0.85

Total from Investment Activities	1.10	2.21	(3.23)	0.82	1.01

Dividends to Shareholders From:
Net Investment Income	(0.28)	(0.18)	(0.25)	(0.16)	(0.03)
Net Realized Gains	—	(0.28)	(0.33)	(0.15)	(0.06)

Total Dividends	(0.28)	(0.46)	(0.58)	(0.31)	(0.09)

Net Asset Value, End of Period	$10.92	$10.10	$8.35	$12.16	$11.65

Total Return(a)	11.07%	26.71%	(27.44)%	7.11%	9.49%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$818,193	$583,489	$299,155	$368,394	$274,945
Net Investment Income/(Loss)	1.75%	2.65%	2.37%	2.49%	2.18%
Expenses Before Reductions(b)	0.24%	0.25%	0.25%	0.26%	0.30%
Expenses Net of Reductions	0.19%	0.20%	0.25%	0.26%	0.30%
Portfolio Turnover Rate	34.21%	36.81%	61.54%	32.61%	44.38%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2010

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $15,278 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2010

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$803,771,116	$12,987,229	(1)	$—	$816,758,345
Investment Company	1,238,346	—		—	1,238,346

Total Investment Securities	$805,009,462	$12,987,229		$—	$817,996,691

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$414,707,593	$231,645,514

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010, is $741,899,350. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$96,117,008
Unrealized depreciation	(20,019,667)

Net unrealized appreciation	$76,097,341

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2010

At December 31, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017

AZL Fusion Balanced Fund	$45,349,026

During the year ended December 31, 2010, the Fund utilized $24,323,671 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,876,169 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$19,098,572	$—	$19,098,572

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$11,006,747	$12,399,492	$23,406,239

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL Fusion Balanced Fund	$21,713,269	$21,713,269	$(49,225,195)	$76,097,341	$48,585,415

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, 5.82% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

18

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

19

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL FusionSM Conservative Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Conservative Fund
Allianz Investment Management LLC serves as Manager for the AZL FusionSM Conservative Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL FusionSM Conservative Fund returned 10.96%. That compared to a 9.97% total return for its benchmark, a composite index comprised of a 35% weighting in the S&P 500 Index1 and a 65% weighting in the Barclays Capital U.S. Aggregate Bond Index2.
The Fund is a fund of funds that generates broad diversification by investing in 23 underlying funds as of December 31, 2010. The Fund typically holds between 25% and 45% of its assets in equity funds and 55% to 75% of its asset in fixed income funds. The Fund also invests in non-traditional asset classes such as commodities.
The Fund’s positive absolute return was driven by the strong performance of both the stock and bond markets during the period. Stock prices rose, despite elevated volatility, as the U.S. economy avoided a “double dip” recession and major spillover effects of sovereign debt crises in Europe. During the 12-month period, U.S. equities, as measured by the S&P 500 Index, returned 15.06%, while international equity markets returned 8.21%, as measured by the MSCI EAFE Index. Emerging markets equities bested both with an 19.20% gain over the past 12 months, as measured by the MSCI Emerging Markets Index4.
Bond yields fell during the period, pushing bond prices higher. The Barclays Capital U.S. Aggregate Bond Index gained 6.54% during the period. High-yield bonds returned 15.12%, as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 6.31% as measured by the Barclays Capital U.S. Treasury Inflation-Protected Securities Index6. Global bonds lagged U.S. bonds with a 5.54% return, as measured by the Barclays Capital Global Aggregate Bond Index7.
In terms of relative performance, the Fund out returned its composite benchmark for the year. The Fund benefited from its allocation to asset classes that performed well, including high-yield bonds, mid-cap stocks and small-cap equities. The Fund’s holdings in non-traditional asset classes such as emerging market bonds, global real estate and commodities also benefited performance. In addition, multiple underlying funds in the Fund generated excess return over the individual managers’ stated benchmarks, which enhanced performance. That said, relative performance was dampened somewhat by certain underlying funds that underperformed their stated benchmarks.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

[4]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[5]	The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]	The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[7]	The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian-Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices.
Investors cannot invest directly in an index.
1

AZL FusionSM Conservative Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
Small- to mid-sized companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

		Since
	1	Inception
	Year	(10/23/09)

AZL FusionSM Conservative Fund	10.96%	10.78%
S&P 500 Index	15.06%	14.83%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.53%
Conservative Composite Index	9.97%	9.18%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross

AZL FusionSM Conservative Fund	1.23%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager has voluntarily reduced the management fee to 0.15%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.35% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.40%
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 35% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 65% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
 2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Conservative Fund	$1,000.00	$1,102.00	$1.32	0.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Conservative Fund	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Conservative Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	1.1%
AZL BlackRock Capital Appreciation Fund	3.0
AZL Columbia Mid Cap Value Fund	1.1
AZL Columbia Small Cap Value Fund	1.5
AZL Eaton Vance Large Cap Value Fund	5.1
AZL International Index Fund	3.1
AZL Invesco International Equity Fund	2.0
AZL JPMorgan U.S. Equity Fund	3.1
AZL MFS Investors Trust Fund	1.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	1.0
AZL Morgan Stanley Mid Cap Growth Fund	1.0
AZL NFJ International Value Fund	1.1
AZL Russell 1000 Growth Index Fund	2.0
AZL Russell 1000 Value Index Fund	4.2
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Growth and Income Fund	2.1
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.6
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	3.0
PIMCO PVIT High Yield Portfolio	5.0
PIMCO PVIT Real Return Portfolio	2.9
PIMCO PVIT Total Return Portfolio	52.3
Investment Company	— ^

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.
^	Represents less than 0.05%.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (100.2%):
72,517	AZL Allianz AGIC Opportunity Fund	$949,250
195,520	AZL BlackRock Capital Appreciation Fund	2,704,043
120,427	AZL Columbia Mid Cap Value Fund	965,828
127,088	AZL Columbia Small Cap Value Fund	1,382,720
560,189	AZL Eaton Vance Large Cap Value Fund	4,615,954
196,226	AZL International Index Fund	2,745,201
119,932	AZL Invesco International Equity Fund	1,827,770
289,810	AZL JPMorgan U.S. Equity Fund	2,753,197
64,912	AZL MFS Investors Trust Fund	921,751
56,503	AZL Mid Cap Index Fund	913,660
101,042	AZL Morgan Stanley Global Real Estate Fund	908,364
63,096	AZL Morgan Stanley Mid Cap Growth Fund	902,909
64,627	AZL NFJ International Value Fund	946,791
165,383	AZL Russell 1000 Growth Index Fund	1,810,948
355,423	AZL Russell 1000 Value Index Fund	3,728,389
93,191	AZL Turner Quantitative Small Cap Growth Fund	924,456
175,580	AZL Van Kampen Growth and Income Fund	1,878,701
157,753	PIMCO PVIT CommodityRealReturn Strategy Portfolio	1,421,358
65,503	PIMCO PVIT Emerging Markets Bond Portfolio	886,909
200,046	PIMCO PVIT Global Bond Portfolio (Unhedged)	2,698,623
581,876	PIMCO PVIT High Yield Portfolio	4,509,540
195,903	PIMCO PVIT Real Return Portfolio	2,574,162
4,234,693	PIMCO PVIT Total Return Portfolio	46,920,401

Total Affiliated Investment Companies (Cost $86,408,207)		89,890,925

Investment Company (0.0%):
32,597	Dreyfus Treasury Prime Cash Management, 0.00%(a)	32,597

Total Investment Company (Cost $32,597)		32,597

Total Investment Securities (Cost $86,440,804)(b) 100.2%		89,923,522
Net other assets (liabilities) (0.2)%		(216,693)

Net Assets 100.0%		$89,706,829

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Fusion
Conservative
Fund

Assets:
Investments in non-affiliates, at cost	$32,597
Investments in affiliates, at cost	86,408,207

Total investments, at cost	$86,440,804

Investments in non-affiliates, at value	$32,597
Investments in affiliates, at value	89,890,925

Total Investment securities, at value	89,923,522
Dividends receivable	179,645
Receivable for capital shares issued	1,189
Prepaid expenses	1,439

Total Assets	90,105,795

Liabilities:
Payable for affiliated investments purchased	211,603
Payable for capital shares redeemed	151,705
Manager fees payable	25,644
Administration fees payable	6,005
Custodian fees payable	149
Administrative and compliance services fees payable	280
Trustee fees payable	56
Other accrued liabilities	3,524

Total Liabilities	398,966

Net Assets	$89,706,829

Net Assets Consist of:
Capital	$83,513,073
Accumulated net investment income/(loss)	2,436,349
Accumulated net realized gains/(losses) from investment transactions	274,689
Net unrealized appreciation/(depreciation) on investments	3,482,718

Net Assets	$89,706,829

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,024,379
Net Asset Value (offering and redemption price per share)	$11.18

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL Fusion
Conservative
Fund

Investment Income:
Dividends from affiliates	$1,136,401
Dividends from non-affiliates	2

Total Investment Income	1,136,403

Expenses:
Manager fees	98,666
Administration fees	53,212
Custodian fees	2,175
Administrative and compliance services fees	1,617
Trustees’ fees	3,471
Professional fees	1,869
Shareholder reports	4,235
Other expenses	604

Total expenses before reductions	165,849
Less expenses contractually waived/reimbursed by the Manager	(11,580)
Less expenses voluntarily waived/reimbursed by the Manager	(24,643)

Net expenses	129,626

Net Investment Income/(Loss)	1,006,777

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	164,328
Net realized gain distributions from affiliated underlying funds	1,541,758
Change in unrealized appreciation/(depreciation) on investments	3,500,288

Net Realized/Unrealized Gains/(Losses) on Investments	5,206,374

Change in Net Assets Resulting From Operations	$6,213,151

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statements of Changes in Net Assets

	AZL Fusion Conservative Fund
	For the	October 23,
	Year Ended	2009 to
	December 31,	December 31,
	2010	2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,006,777	$11,585
Net realized gains/(losses) on investment transactions	1,706,086	77,861
Change in unrealized appreciation/(depreciation) on investments	3,500,288	(17,570)

Change in net assets resulting from operations	6,213,151	71,876

Dividends to Shareholders:
From net investment income	(906)	(57,623)
From net realized gains on investments	(32,742)	—

Change in net assets resulting from dividends to shareholders	(33,648)	(57,623)

Capital Transactions:
Proceeds from shares issued	87,477,221	7,129,465
Proceeds from dividends reinvested	33,648	57,623
Value of shares redeemed	(9,981,510)	(1,203,374)

Change in net assets resulting from capital transactions	77,529,359	5,983,714

Change in net assets	83,708,862	5,997,967
Net Assets:
Beginning of period	5,997,967	—

End of period	$89,706,829	$5,997,967

Accumulated net investment income/(loss)	$2,436,349	$905

Share Transactions:
Shares issued	8,350,236	708,846
Dividends reinvested	3,148	5,717
Shares redeemed	(923,967)	(119,601)

Change in shares	7,429,417	594,962

(a)	Period from commencement of operations.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Year Ended	2009 to
	December 31,	December 31,
	2010	2009(a)

Net Asset Value, Beginning of Period	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.97	0.16

Total from Investment Activities	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	— (b)	(0.10)
Net Realized Gains	— (b)	—

Total Dividends	— (b)	(0.10)

Net Asset Value, End of Period	$11.18	$10.08

Total Return(c)(d)	10.96%	1.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$89,707	$5,998
Net Investment Income/(Loss)(e)	2.04%	2.36%
Expenses Before Reductions(e)(f)	0.34%	2.56%
Expenses Net of Reductions(e)	0.26%	0.35%
Portfolio Turnover Rate(d)	33.80%	52.84%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Conservative Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.35%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Fusion Conservative Fund	$10,635	$11,580

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2010

Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $848 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2010

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$89,890,925	$—	$—	$89,890,925
Investment Company	32,597	—	—	32,597

Total Investment Securities	$89,923,522	$—	$—	$89,923,522

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$96,879,053	$16,388,004

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010, is $86,680,546. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,114,234
Unrealized depreciation	(871,258)

Net unrealized appreciation	$3,242,976

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Conservative Fund	$13,700	$19,948	$33,648

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Fusion Conservative Fund	$57,623	$57,623

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Fusion Conservative Fund	$2,687,711	$263,069	$2,950,780	$—	$3,242,976	$6,193,756

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Conservative Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, 0.15% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2010, the Fund declared net long-term capital gain distributions of $19,949.

During the year ended December 31, 2010, the Fund declared net short-term capital gain distributions of $12,794.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

18

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

19

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL FusionSM Edge Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Edge Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Edge Fund.
What factors affected the Fund’s performance from its inception on April 30, 2010 to the period ended December 31, 2010?
From its inception on April 30, 2010 to the period ended December 31, 2010, the AZL FusionSM Edge Fund returned 5.27%. That compared to a 7.49% total return for its benchmark, the S&P 500 Index1.
The Fund generates broad diversification by investing in 19 underlying funds. The Fund is a diversified equity portfolio that employs a dynamic risk management process designed to adjust the risk of the portfolio based on quantitative indicators of market risk.
The Fund’s absolute performance during the period benefited from gains in the equity markets and from strong absolute returns from some of the underlying funds in the portfolio. U.S. stock prices rose, despite continued levels of elevated volatility, as the economy strengthened and avoided spillover effects of the sovereign debt crises in Europe.
In terms of relative performance, the Fund lagged the S&P 500 Index for the year. The Fund’s relative return was negatively impacted by certain underlying funds, which lagged their stated benchmarks. In addition, the strategy’s risk management process positioned the fund more defensively than its benchmark index given the elevated levels of market volatility, which limited returns.
However, the Fund’s asset allocation helped bolster its relative performance somewhat. In particular, its exposure to mid-cap and small-cap equities, which outperformed large-cap stocks, benefited performance. The Fund’s holdings in non-traditional asset classes such as emerging market equities, global real estate and commodities also aided its relative returns, as these asset classes outperformed the S&P 500 Index.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. Investors cannot invest directly in an index.

1

AZL FusionSM Edge Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
Small- to mid-sized companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Investing in derivatives instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Aggregate Total Returns as of December 31, 2010

		Since
	6	Inception
	Months	(4/30/10)

AZL FusionSM Edge Fund	10.81%	5.27%
S&P 500 Index	23.27%	7.49%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[2]	Gross

AZL FusionSM Edge Fund	1.40%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager has voluntarily reduced the management fee to 0.15%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	The hypothetical $10,000 investment for the S&P 500 Index is calculated from 4/29/10.

[2]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fund Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and Expenses the Fund’s gross ratio would be 0.70%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500® Index (“S&P 500 Index”), which is an unmanaged index that is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Edge Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Edge Fund	$1,000.00	$1,108.10	$1.59	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Edge Fund	$1,000.00	$1,023.69	$1.53	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Edge Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	2.9%
AZL BlackRock Capital Appreciation Fund	7.8
AZL Columbia Mid Cap Value Fund	2.9
AZL Columbia Small Cap Value Fund	4.5
AZL Dynamic Investments Trust	6.6
AZL Eaton Vance Large Cap Value Fund	7.5
AZL International Index Fund	8.2
AZL Invesco International Equity Fund	12.9
AZL JPMorgan U.S. Equity Fund	6.7
AZL MFS Investors Trust Fund	2.8
AZL Mid Cap Index Fund	0.9
AZL Morgan Stanley Global Real Estate Fund	4.5
AZL Morgan Stanley Mid Cap Growth Fund	2.9
AZL NFJ International Value Fund	9.2
AZL Russell 1000 Growth Index Fund	3.9
AZL Russell 1000 Value Index Fund	5.7
AZL Schroder Emerging Markets Equity Fund, Class 2	2.7
AZL Turner Quantitative Small Cap Growth Fund	1.5
AZL Van Kampen Growth and Income Fund	3.8
PIMCO PVIT CommodityRealReturn Strategy Portfolio	2.0
Investment Company	— ^

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

^	Represents less than 0.05%.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
11,539	AZL Allianz AGIC Opportunity Fund	$151,050
29,845	AZL BlackRock Capital Appreciation Fund	412,758
19,249	AZL Columbia Mid Cap Value Fund	154,379
21,730	AZL Columbia Small Cap Value Fund	236,425
4,999	AZL Dynamic Investments Trust	345,327
48,172	AZL Eaton Vance Large Cap Value Fund	396,937
30,732	AZL International Index Fund	429,944
44,464	AZL Invesco International Equity Fund	677,626
36,977	AZL JPMorgan U.S. Equity Fund	351,285
10,489	AZL MFS Investors Trust Fund	148,946
3,047	AZL Mid Cap Index Fund	49,267
26,417	AZL Morgan Stanley Global Real Estate Fund	237,493
10,589	AZL Morgan Stanley Mid Cap Growth Fund	151,528
32,923	AZL NFJ International Value Fund	482,319
18,648	AZL Russell 1000 Growth Index Fund	204,194
28,732	AZL Russell 1000 Value Index Fund	301,397
16,429	AZL Schroder Emerging Markets Equity Fund, Class 2	143,586
7,814	AZL Turner Quantitative Small Cap Growth Fund	77,519
18,785	AZL Van Kampen Growth and Income Fund	200,995
11,699	PIMCO PVIT CommodityRealReturn Strategy Portfolio	105,410

Total Affiliated Investment Companies (Cost $5,039,277)		5,258,385

Investment Company (0.0%):
419	Dreyfus Treasury Prime Cash Management, 0.00%(a)	419

Total Investment Company (Cost $419)		419

Total Investment Securities (Cost $5,039,696)(b) 99.9%		5,258,804
Net other assets (liabilities) 0.1%		3,727

Net Assets 100.0%		$5,262,531

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Fusion
Edge Fund

Assets:
Investments in non-affiliates, at cost	$419
Investments in affiliates, at cost	5,039,277

Total investments, at cost	$5,039,696

Investments in non-affiliates, at value	$419
Investments in affiliates, at value	5,258,385

Total Investment securities, at value	5,258,804
Dividends receivable	2,370
Receivable for capital shares issued	43,499
Prepaid from Manager	6,338
Prepaid expenses	83

Total Assets	5,311,094

Liabilities:
Payable for affiliated investments purchased	2,370
Distributions payable	43,499
Administration fees payable	1,916
Custodian fees payable	234
Administrative and compliance services fees payable	39
Trustee fees payable	8
Other accrued liabilities	497

Total Liabilities	48,563

Net Assets	$5,262,531

Net Assets Consist of:
Capital	$5,037,938
Accumulated net investment income/(loss)	—
Accumulated net realized gains/(losses) from investment transactions	5,485
Net unrealized appreciation/(depreciation) on investments	219,108

Net Assets	$5,262,531

Shares of beneficial interest (unlimited number of shares authorized, no par value)	504,167
Net Asset Value (offering and redemption price per share)	$10.44

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Operations
For the Period Ended December 31, 2010

AZL Fusion
Edge Fund(a)

Investment Income:
Dividends from affiliates	$32,847

Total Investment Income	32,847

Expenses:
Manager fees	6,700
Administration fees	9,412
Custodian fees	962
Administrative and compliance services fees	117
Trustees’ fees	294
Professional fees	170
Shareholder reports	449
Other expenses	633

Total expenses before reductions	18,737
Less expenses contractually waived/reimbursed by the Manager	(7,000)
Less expenses voluntarily waived/reimbursed by the Manager	(1,675)

Net expenses	10,062

Net Investment Income/(Loss)	22,785

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	1,354
Net realized gain distributions from affiliated underlying funds	19,284
Change in unrealized appreciation/(depreciation) on investments	219,108

Net Realized/Unrealized Gains/(Losses) on Investments	239,746

Change in Net Assets Resulting From Operations	$262,531

(a)	For the period April 30, 2010 (commencement of operations) to December 31, 2010.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Changes in Net Assets

AZL Fusion
Edge Fund
April 30, 2010 to
December 31,
2010(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$22,785
Net realized gains/(losses) on investment transactions	20,638
Change in unrealized appreciation/(depreciation) on investments	219,108

Change in net assets resulting from operations	262,531

Dividends to Shareholders:
From net investment income	(38,869)
From net realized gains on investments	(4,630)

Change in net assets resulting from dividends to shareholders	(43,499)

Capital Transactions:
Proceeds from shares issued	5,000,000
Proceeds from dividends reinvested	43,499

Change in net assets resulting from capital transactions	5,043,499

Change in net assets	5,262,531
Net Assets:
Beginning of period	—

End of period	$5,262,531

Accumulated net investment income/(loss)	$—

Share Transactions:
Shares issued	500,000
Dividends reinvested	4,167

Change in shares	504,167

(a)	Period from commencement of operations.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

April 30, 2010 to
December 31,
2010(a)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.48

Total from Investment Activities	0.53

Dividends to Shareholders From:
Net Investment Income	(0.08)
Net Realized Gains	(0.01)

Total Dividends	(0.09)

Net Asset Value, End of Period	$10.44

Total Return(c)(d)	5.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$5,263
Net Investment Income/(Loss)(e)	0.68%
Expenses Before Reductions(e)(f)	0.56%
Expenses Net of Reductions(e)	0.30%
Portfolio Turnover Rate(d)	2.63%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the return would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Edge Fund (the “Fund”), which commenced operations on April 30, 2010.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
December 31, 2010

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Edge Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires
12/31/2013
AZL Fusion Edge Fund	$7,000

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
December 31, 2010

of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2010, $51 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
December 31, 2010

For the period ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$4,913,058	$345,327	(1)	$—	$5,258,385
Investment Company	419	—		—	419

Total Investment Securities	$4,913,477	$345,327		$—	$5,258,804

(1)	Consists of the holding, AZL Dynamic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the period April 30, 2010 through December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Edge Fund	$5,145,187	$107,263

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010, is $4,885,480. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$527,888
Unrealized depreciation	(154,564)

Net unrealized appreciation	$373,324

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
December 31, 2010

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $148,731 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the period ended December 31, 2010 were as follows:

			Net
	Ordinary	Return of	Long-Term	Total
	Income	Capital	Capital Gains	Distributions(a)
AZL Fusion Edge Fund	$34,821	$5,561	$3,117	$43,499

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Appreciation(a)	(Deficit)
AZL Fusion Edge Fund	$(148,731)	$373,324	$224,593

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Edge Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statements of operations and changes in net assets, and the financial highlights for the period April 30, 2010 to December 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations, the changes in its net assets, and the financial highlights for the period April 30, 2010 to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the period ended December 31, 2010, 29.68% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the period ended December 31, 2010, the Fund declared net long-term capital gain distributions of $3,117.

During the period ended December 31, 2010, the Fund declared net short-term capital gain distributions of $1,462.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

18

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

19

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL FusionSM Growth Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Growth Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Growth Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL FusionSM Growth Fund returned 12.90%. That compared to a 13.68% total return for its benchmark, a composite index comprised of an 80% weighting in the S&P 500 Index1 and a 20% weighting in the Barclays Capital U.S. Aggregate Bond Index2.
The Fund is a fund of funds that generates broad diversification by investing in 24 underlying funds as of December 31, 2010. The Fund typically holds between 70% and 90% of its assets in equity funds and 10% to 30% of its assets in fixed income funds. The Fund also invests in non-traditional asset classes like commodities.
The Fund’s absolute performance during the period benefited from gains in the equity and fixed-income markets and from strong absolute returns from some of the underlying funds in the portfolio. U.S. stock prices rose, despite continued levels of elevated volatility, as the economy strengthened and avoided spillover effects of the sovereign debt crises in Europe.
Equities, as measured by the S&P 500 Index, gained 15.06% during the 12-month period. International equities also delivered positive returns: The MSCI Emerging Markets Index3 gained 19.20%, and the MSCI EAFE Index4 returned 8.21%. Bond prices also rose, with the Barclays Capital U.S. Aggregate Bond Index gaining 6.54% during the period. High-yield bonds returned 15.12% as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 6.31% as measured by the Barclays Capital U.S. Treasury Inflation-Protected Securities Index6. Global bonds lagged U.S. bonds, delivering a 5.54% return as measured by the Barclays Capital Global Aggregate Bond Index7.
In terms of relative performance, the Fund underperformed its composite benchmark for the year. The Fund’s return relative to its benchmark was negatively impacted by certain underlying funds that lagged their stated benchmarks.*
However, the Fund’s asset allocation helped bolster its relative performance somewhat. In particular, its exposure to mid-cap and small-cap equities, which outperformed large-cap stocks, benefited performance. The Fund’s holdings in non-traditional asset classes such as emerging market equities, global real estate, high-yield bonds and commodities also aided its relative returns, as these asset classes outperformed the fund’s benchmark.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

[4]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[5]	The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]	The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[7]	The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian-Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices.
Investors cannot invest directly in an index.

1

AZL FusionSM Growth Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
Small- to mid-sized companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth based investments can perform differently from the market as a whole and can be more volatile than other types of securities.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

				Since
	1	3	5	Inception
	Year	Year	Year	(4/29/05)

AZL FusionSM Growth Fund	12.90%	-3.05%	1.58%	3.45%
S&P 500 Index	15.06%	-2.86%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.90%	5.80%	5.38%
Growth Composite Index	13.68%	-0.78%	3.25%	4.22%[2]
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[3]	Gross

AZL FusionSM Growth Fund	1.28%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager has voluntarily reduced the management fee to 0.15%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	The hypothetical $10,000 investment for the Growth Composite Index, S&P 500 Index and the Barclays U.S. Aggregate Bond Index is calculated from 4/30/05.

[2]	The since inception performance data for the Growth Composite Index is calculated from 4/30/05.

[3]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.25%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index the (“Growth Composite Index”) which consists of 80% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 20% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Growth Fund	$1,000.00	$1,171.30	$1.04	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Growth Fund	$1,000.00	$1,024.25	$0.97	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	2.0%
AZL BlackRock Capital Appreciation Fund	6.0
AZL Columbia Mid Cap Value Fund	2.0
AZL Columbia Small Cap Value Fund	3.0
AZL Eaton Vance Large Cap Value Fund	7.1
AZL International Index Fund	7.0
AZL Invesco International Equity Fund	10.0
AZL JPMorgan U.S. Equity Fund	6.1
AZL MFS Investors Trust Fund	3.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	4.0
AZL Morgan Stanley Mid Cap Growth Fund	2.0
AZL NFJ International Value Fund	7.1
AZL Russell 1000 Growth Index Fund	3.2
AZL Russell 1000 Value Index Fund	5.3
AZL Schroder Emerging Markets Equity Fund, Class 2	3.0
AZL Strategic Investments Trust	2.3
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Growth and Income Fund	3.1
PIMCO PVIT Commodity RealReturn Strategy Portfolio	2.1
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	3.0
PIMCO PVIT High Yield Portfolio	2.0
PIMCO PVIT Real Return Portfolio	3.9
PIMCO PVIT Total Return Portfolio	9.8

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,329,417	AZL Allianz AGIC Opportunity Fund	$17,402,065
3,731,797	AZL BlackRock Capital Appreciation Fund	51,610,750
2,191,067	AZL Columbia Mid Cap Value Fund	17,572,354
2,409,485	AZL Columbia Small Cap Value Fund	26,215,192
7,476,188	AZL Eaton Vance Large Cap Value Fund	61,603,786
4,356,685	AZL International Index Fund	60,950,018
5,713,552	AZL Invesco International Equity Fund	87,074,536
5,550,532	AZL JPMorgan U.S. Equity Fund	52,730,052
1,844,206	AZL MFS Investors Trust Fund	26,187,718
538,113	AZL Mid Cap Index Fund	8,701,282
3,872,486	AZL Morgan Stanley Global Real Estate Fund	34,813,646
1,200,087	AZL Morgan Stanley Mid Cap Growth Fund	17,173,241
4,191,000	AZL NFJ International Value Fund	61,398,150
2,500,324	AZL Russell 1000 Growth Index Fund	27,378,544
4,344,617	AZL Russell 1000 Value Index Fund	45,575,031
2,969,129	AZL Schroder Emerging Markets Equity Fund, Class 2	25,950,188
8,279,041	AZL Strategic Investments Trust	20,283,652
878,627	AZL Turner Quantitative Small Cap Growth Fund	8,715,978
2,466,717	AZL Van Kampen Growth and Income Fund	26,393,873
1,969,788	PIMCO PVIT CommodityRealReturn Strategy Portfolio	17,747,793
620,217	PIMCO PVIT Emerging Markets Bond Portfolio	8,397,745
1,899,308	PIMCO PVIT Global Bond Portfolio (Unhedged)	25,621,660
2,219,388	PIMCO PVIT High Yield Portfolio	17,200,257
2,550,750	PIMCO PVIT Real Return Portfolio	33,516,857
7,626,990	PIMCO PVIT Total Return Portfolio	84,507,046

Total Affiliated Investment Companies (Cost $741,245,550)		864,721,414

Total Investment Securities (Cost $741,245,550)(a) 100.0%		864,721,414
Net other assets (liabilities) 0.0%		264,139

Net Assets 100.0%		$864,985,553

Percentages indicated are based on net assets as of December 31, 2010.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Fusion
Growth Fund

Assets:
Investments in affiliates, at cost	$741,245,550

Investments in affiliates, at value	864,721,414
Dividends receivable	831,810
Receivable for capital shares issued	490,154
Receivable for affiliated investments sold	390,449
Prepaid expenses	10,993

Total Assets	866,444,820

Liabilities:
Cash overdraft	390,449
Payable for affiliated investments purchased	829,351
Payable for capital shares redeemed	1,948
Manager fees payable	108,428
Administration fees payable	11,607
Custodian fees payable	614
Administrative and compliance services fees payable	8,275
Trustee fees payable	1,655
Other accrued liabilities	106,940

Total Liabilities	1,459,267

Net Assets	$864,985,553

Net Assets Consist of:
Capital	$997,444,996
Accumulated net investment income/(loss)	14,540,087
Accumulated net realized gains/(losses) from investment transactions	(270,475,394)
Net unrealized appreciation/(depreciation) on investments	123,475,864

Net Assets	$864,985,553

Shares of beneficial interest (unlimited number of shares authorized, no par value)	85,229,001
Net Asset Value (offering and redemption price per share)	$10.15

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL Fusion
Growth Fund

Investment Income:
Dividends from non-affiliates	$1
Dividends from affiliates	11,051,520

Total Investment Income	11,051,521

Expenses:
Manager fees	1,633,937
Administration fees	75,604
Custodian fees	3,104
Administrative and compliance services fees	35,747
Trustees’ fees	71,615
Professional fees	55,101
Shareholder reports	82,401
Other expenses	33,959

Total expenses before reductions	1,991,468
Less expenses voluntarily waived/reimbursed by the Manager	(408,492)

Net expenses	1,582,976

Net Investment Income/(Loss)	9,468,545

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	44,178,194
Net realized gain distributions from affiliated underlying funds	6,116,673
Change in unrealized appreciation/(depreciation) on investments	38,467,182

Net Realized/Unrealized Gains/(Losses) on Investments	88,762,049

Change in Net Assets Resulting From Operations	$98,230,594

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009

Change in Net Assets:
Operations:
Net investment income/(loss)	$9,468,545	$9,887,930
Net realized gains/(losses) on investment transactions	50,294,867	(155,107,799)
Change in unrealized appreciation/(depreciation) on investments	38,467,182	348,567,554

Change in net assets resulting from operations	98,230,594	203,347,685

Dividends to Shareholders:
From net investment income	(14,145,379)	(15,845,207)
From net realized gains on investments	—	(29,969,346)

Change in net assets resulting from dividends to shareholders	(14,145,379)	(45,814,553)

Capital Transactions:
Proceeds from shares issued	64,815,001	66,779,864
Proceeds from dividends reinvested	14,145,379	45,814,553
Value of shares redeemed	(123,325,555)	(77,291,799)

Change in net assets resulting from capital transactions	(44,365,175)	35,302,618

Change in net assets	39,720,040	192,835,750
Net Assets:
Beginning of period	825,265,513	632,429,763

End of period	$864,985,553	$825,265,513

Accumulated net investment income/(loss)	$14,540,087	$17,623,246

Share Transactions:
Shares issued	6,861,507	8,600,672
Dividends reinvested	1,511,258	5,266,041
Shares redeemed	(13,287,738)	(9,681,260)

Change in shares	(4,914,973)	4,185,453

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.15	$7.36	$12.94	$12.49	$11.21

Investment Activities:
Net Investment Income/(Loss)	0.12	0.11	0.12	0.12	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.05	2.20	(4.94)	0.60	1.29

Total from Investment Activities	1.17	2.31	(4.82)	0.72	1.35

Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.18)	(0.16)	(0.06)	(0.01)
Net Realized Gains	—	(0.34)	(0.60)	(0.21)	(0.06)

Total Dividends	(0.17)	(0.52)	(0.76)	(0.27)	(0.07)

Net Asset Value, End of Period	$10.15	$9.15	$7.36	$12.94	$12.49

Total Return(a)	12.90%	31.84%	(38.77)%	5.75%	12.20%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$864,986	$825,266	$632,430	$1,127,353	$900,439
Net Investment Income/(Loss)	1.16%	1.39%	1.15%	1.10%	0.81%
Expenses Before Reductions(b)	0.24%	0.25%	0.24%	0.25%	0.26%
Expenses Net of Reductions	0.19%	0.20%	0.24%	0.25%	0.26%
Portfolio Turnover Rate	48.12%	52.93%	62.37%	32.07%	28.37%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2010

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $19,269 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2010

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$844,437,762	$20,283,652	(1)	$—	$864,721,414

Total Investment Securities	$844,437,762	$20,283,652		$—	$864,721,414

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$391,481,794	$434,723,021

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010, is $795,697,030. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$136,199,917
Unrealized depreciation	(67,175,533)

Net unrealized appreciation	$69,024,384

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,453,973 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2010

At December 31, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017

AZL Fusion Growth Fund	$212,569,942

During the year ended December 31, 2010, the Fund utilized $31,401,224 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$14,145,379	$—	$14,145,379

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$19,690,969	$26,123,584	$45,814,553

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Fusion Growth Fund	$14,540,088	$14,540,088	$(216,023,915)	$69,024,384	$(132,459,443)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, 19.64% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

18

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

19

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL FusionSM Moderate Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Moderate Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Moderate Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL FusionSM Moderate Fund returned 11.74%. That compared to a 12.53% total return for its benchmark, a composite index comprised of a 65% weighting in the S&P 500 Index1 and a 35% weighting in the Barclays Capital U.S. Aggregate Bond Index2.
The Fund is a fund of funds that generates broad diversification by investing in 24 underlying funds as of December 31, 2010. The Fund typically holds between 55% and 75% of its assets in equity funds and 25% to 45% of its assets in fixed income funds. The Fund also invests in non-traditional asset classes such as commodities.
The Fund’s positive absolute performance was driven in part by strong returns in the global equity markets. In the U.S., stock prices rose as the economy avoided a “double dip” recession as well as major spillover effects of the sovereign debt crises in Europe. The S&P 500 Index gained 15.06% during the period. In international markets, emerging markets equities gained 19.20% over the 12-month period, as measured by the MSCI Emerging Markets Index3, while developed international equity markets as measured by the MSCI EAFE Index4, returned 8.21%.
Positive results in the fixed-income markets also benefited the Fund’s absolute performance. Bond yields fell during the period, pushing bond prices higher. The Barclays Capital U.S. Aggregate Bond Index gained 6.54% during the period. High-yield bonds returned 15.12% as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 6.31%, as measured by the Barclays Capital U.S. Treasury Inflation-Protected Securities Index6. Global bonds lagged U.S. bonds with a 5.54% return, as measured by the Barclays Capital Global Aggregate Bond Index7.
The Fund underperformed its composite benchmark for the year. The Fund’s underperformance relative to its benchmark resulted from the performance of the underlying funds’ managers, some of whom lagged their stated benchmarks. However, the Fund’s diverse asset allocation, especially its exposure to mid-cap and small-cap equities, contributed to performance relative to its composite benchmark. The Fund’s holdings in non-traditional asset classes such as emerging market equities, global real estate, high-yield bonds and commodities also aided its relative returns.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

[4]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[5]	The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]	The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[7]	The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian-Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices.
Investors cannot invest directly in an index.

1

AZL FusionSM Moderate Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
Small- to mid-sized companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

				Since
	1	3	5	Inception
	Year	Year	Year	(4/29/05)

AZL FusionSM Moderate Fund	11.74%	-0.92%	2.78%	4.03%
S&P 500 Index	15.06%	-2.86%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.90%	5.80%	5.38%
Moderate Composite Index	12.53%	0.68%	3.88%	4.58%[2]
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[3]	Gross

AZL FusionSM Moderate Fund	1.22%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager has voluntarily reduced the management fee to 0.15%. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	The hypothetical $10,000 investment for the Moderate Composite Index, S&P 500 Index and the Barclays U.S. Aggregate Bond Index are calculated from 4/30/05.

[2]	The since inception performance data for the Moderate Composite Index is calculated from 4/30/05.

[3]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.25%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index the (“Moderate Composite Index”) which consists of 65% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 35% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Moderate Fund	$1,000.00	$1,142.40	$0.97	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Fusion Moderate Fund	$1,000.00	$1,024.30	$0.92	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	2.0%
AZL BlackRock Capital Appreciation Fund	5.0
AZL Columbia Mid Cap Value Fund	1.5
AZL Columbia Small Cap Value Fund	3.1
AZL Eaton Vance Large Cap Value Fund	7.0
AZL International Index Fund	6.1
AZL Invesco International Equity Fund	7.2
AZL JPMorgan U.S. Equity Fund	5.1
AZL MFS Investors Trust Fund	2.1
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	2.9
AZL Morgan Stanley Mid Cap Growth Fund	1.5
AZL NFJ International Value Fund	5.1
AZL Russell 1000 Growth Index Fund	3.3
AZL Russell 1000 Value Index Fund	5.2
AZL Schroder Emerging Markets Equity Fund, Class 2	1.5
AZL Strategic Investments Trust	1.9
AZL Turner Quantitative Small Cap Growth Fund	1.1
AZL Van Kampen Growth and Income Fund	2.1
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.6
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	2.8
PIMCO PVIT High Yield Portfolio	3.0
PIMCO PVIT Real Return Portfolio	3.9
PIMCO PVIT Total Return Portfolio	23.0
Investment Company	— ^

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.
^	Represents less than 0.05%.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
2,327,053	AZL Allianz AGIC Opportunity Fund	$30,461,126
5,614,512	AZL BlackRock Capital Appreciation Fund	77,648,692
2,927,275	AZL Columbia Mid Cap Value Fund	23,476,748
4,359,421	AZL Columbia Small Cap Value Fund	47,430,500
13,106,130	AZL Eaton Vance Large Cap Value Fund	107,994,515
6,737,840	AZL International Index Fund	94,262,387
7,164,595	AZL Invesco International Equity Fund	109,188,430
8,349,843	AZL JPMorgan U.S. Equity Fund	79,323,510
2,240,537	AZL MFS Investors Trust Fund	31,815,622
968,693	AZL Mid Cap Index Fund	15,663,773
5,038,844	AZL Morgan Stanley Global Real Estate Fund	45,299,211
1,652,453	AZL Morgan Stanley Mid Cap Growth Fund	23,646,605
5,403,635	AZL NFJ International Value Fund	79,163,260
4,722,704	AZL Russell 1000 Growth Index Fund	51,713,607
7,590,108	AZL Russell 1000 Value Index Fund	79,620,235
2,736,387	AZL Schroder Emerging Markets Equity Fund, Class 2	23,916,026
11,884,507	AZL Strategic Investments Trust	29,117,041
1,662,595	AZL Turner Quantitative Small Cap Growth Fund	16,492,945
3,016,708	AZL Van Kampen Growth and Income Fund	32,278,777
2,745,986	PIMCO PVIT CommodityRealReturn Strategy Portfolio	24,741,330
1,137,278	PIMCO PVIT Emerging Markets Bond Portfolio	15,398,749
3,255,284	PIMCO PVIT Global Bond Portfolio (Unhedged)	43,913,787
5,980,536	PIMCO PVIT High Yield Portfolio	46,349,152
4,560,922	PIMCO PVIT Real Return Portfolio	59,930,509
32,087,626	PIMCO PVIT Total Return Portfolio	355,530,895

Total Affiliated Investment Companies (Cost $1,374,738,716)		1,544,377,432

Investment Company (0.0%):
464,882	Dreyfus Treasury Prime Cash Management, 0.00%(a)	464,882

Total Investment Company (Cost $464,882)		464,882

Total Investment Securities (Cost $1,375,203,598)(b) 100.0%		1,544,842,314
Net other assets (liabilities) 0.0%		257,406

Net Assets 100.0%		$1,545,099,720

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Fusion
Moderate
Fund

Assets:
Investments in non-affiliates, at cost	$464,882
Investments in affiliates, at cost	1,374,738,716

Total investments, at cost	$1,375,203,598

Investments in non-affiliates, at value	$464,882
Investments in affiliates, at value	1,544,377,432

Total Investment securities, at value	1,544,842,314
Dividends receivable	1,891,947
Receivable for capital shares issued	1,065,267
Prepaid expenses	20,838

Total Assets	1,547,820,366

Liabilities:
Payable for affiliated investments purchased	2,350,233
Manager fees payable	192,070
Administration fees payable	11,324
Custodian fees payable	408
Administrative and compliance services fees payable	11,906
Trustee fees payable	2,381
Other accrued liabilities	152,324

Total Liabilities	2,720,646

Net Assets	$1,545,099,720

Net Assets Consist of:
Capital	$1,473,819,712
Accumulated net investment income/(loss)	31,334,250
Accumulated net realized gains/(losses) from investment transactions	(129,692,958)
Net unrealized appreciation/(depreciation) on investments	169,638,716

Net Assets	$1,545,099,720

Shares of beneficial interest (unlimited number of shares authorized, no par value)	146,020,949
Net Asset Value (offering and redemption price per share)	$10.58

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL Fusion
Moderate
Fund

Investment Income:
Dividends from affiliates	$20,104,078
Dividends from non-affiliates	10

Total Investment Income	20,104,088

Expenses:
Manager fees	2,430,901
Administration fees	82,866
Custodian fees	2,574
Administrative and compliance services fees	49,975
Trustees’ fees	101,113
Professional fees	72,548
Shareholder reports	118,343
Other expenses	40,227

Total expenses before reductions	2,898,547
Less expenses voluntarily waived/reimbursed by the Manager	(607,736)

Net expenses	2,290,811

Net Investment Income/(Loss)	17,813,277

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	58,317,507
Net realized gain distributions from affiliated underlying funds	15,285,583
Change in unrealized appreciation/(depreciation) on investments	55,011,050

Net Realized/Unrealized Gains/(Losses) on Investments	128,614,140

Change in Net Assets Resulting From Operations	$146,427,417

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009

Change in Net Assets:
Operations:
Net investment income/(loss)	$17,813,277	$14,092,129
Net realized gains/(losses) on investment transactions	73,603,090	(77,732,423)
Change in unrealized appreciation/(depreciation) on investments	55,011,050	257,790,878

Change in net assets resulting from operations	146,427,417	194,150,584

Dividends to Shareholders:
From net investment income	(22,241,097)	(13,999,685)
From net realized gains on investments	—	(17,839,565)

Change in net assets resulting from dividends to shareholders	(22,241,097)	(31,839,250)

Capital Transactions:
Proceeds from shares issued	479,679,572	325,853,513
Proceeds from dividends reinvested	22,241,097	31,839,250
Value of shares redeemed	(16,736,187)	(22,591,854)

Change in net assets resulting from capital transactions	485,184,482	335,100,909

Change in net assets	609,370,802	497,412,243
Net Assets:
Beginning of period	935,728,918	438,316,675

End of period	$1,545,099,720	$935,728,918

Accumulated net investment income/(loss)	$31,334,250	$24,950,984

Share Transactions:
Shares issued	48,308,364	39,813,443
Dividends reinvested	2,246,575	3,460,788
Shares redeemed	(1,723,701)	(2,656,755)

Change in shares	48,831,238	40,617,476

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.63	$7.75	$12.45	$11.98	$10.91

Investment Activities:
Net Investment Income/(Loss)	0.05	0.06	0.23	0.20	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.07	2.20	(4.13)	0.58	1.04

Total from Investment Activities	1.12	2.26	(3.90)	0.78	1.16

Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.17)	(0.24)	(0.12)	(0.02)
Net Realized Gains	—	(0.21)	(0.56)	(0.19)	(0.07)

Total Dividends	(0.17)	(0.38)	(0.80)	(0.31)	(0.09)

Net Asset Value, End of Period	$10.58	$9.63	$7.75	$12.45	$11.98

Total Return(a)	11.74%	29.42%	(32.76)%	6.54%	10.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,545,100	$935,729	$438,317	$830,702	$648,711
Net Investment Income/(Loss)	1.47%	2.07%	1.79%	1.82%	1.50%
Expenses Before Reductions(b)	0.24%	0.25%	0.25%	0.25%	0.27%
Expenses Net of Reductions	0.19%	0.20%	0.24%	0.25%	0.27%
Portfolio Turnover Rate	31.68%	37.56%	55.14%	31.35%	23.53%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2010

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $26,623 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2010

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$1,515,260,391	$29,117,041	(1)	$—	$1,544,377,432
Investment Company	464,882	—		—	464,882

Total Investment Securities	$1,515,725,273	$29,117,041		$—	$1,544,842,314

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$878,859,292	$382,527,382

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010 is $1,404,373,271. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$190,243,183
Unrealized depreciation	(49,774,140)

Net unrealized appreciation	$140,469,043

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2010

At December 31, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017

AZL Fusion Moderate Fund	$91,275,480

During the year ended December 31, 2010, the Fund utilized $38,038,338 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $9,247,805 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$22,241,097	$—	$22,241,097

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$17,151,802	$14,687,448	$31,839,250

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Fusion Moderate Fund	$31,334,250	$31,334,250	$(100,523,285)	$140,469,043	$71,280,008

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, 10.09% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

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such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

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Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

AZL® Growth Index Strategy Fund
Annual Report
December 31, 2010
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® Growth Index Strategy Fund
Allianz Investment Management LLC serves as the Manager for the AZL® Growth Index Strategy Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2010?
For the 12-month period ended December 31, 2010, the AZL® Growth Index Strategy Fund returned 13.42%. That compared to a 13.30% total return for its benchmark, a composite index comprised of a 75% weighting in the S&P 500 Index1 and a 25% weighting in the Barclays Capital U.S. Aggregate Bond Index2.
The Fund pursues broad diversification across four equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that look to achieve, before fees, returns similar to the S&P 500 Index2, the S&P MidCap 400 Index3, the S&P SmallCap 600 Index4 and the MSCI EAFE Index5, which represents shares of large companies in developed foreign markets. The fixed income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return exceeding that of the Barclays Capital U.S. Aggregate Bond Index. Generally, the Fund will allocate 65% to 85% of its assets to the underlying equity sub-portfolios and the remaining assets to the underlying bond sub-portfolio.*
The Fund’s positive absolute return was driven by exceptionally strong returns for stocks. The strong performance in the equity market for the 12-month period was led by small-cap and mid-cap stocks. The S&P SmallCap 600 gained 26.31% during the period, while the S&P MidCap 400 Index gained 26.64%.
Relative outperformance to the fund’s benchmark was a result of the Fund’s allocations to the AZL® Small Cap Stock Index and AZL® Mid Cap Index sub-portfolios. These results more than offset relative underperformance to the Fund’s benchmark by the Fund’s allocation to the AZL® International Index sub-portfolio. The fund’s fixed income sub-portfolio performed relatively in line with its benchmark, the Barclays Capital U.S. Aggregate Bond Index.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2010.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]	The S&P MidCap 400 Index (“S&P 400 Index”) is the most widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indices that can be used as building blocks for portfolio composition.

[4]	The S&P SmallCap 600 covers approximately 3% of the domestic equities market. Measuring the small cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[5]	The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.
Investors cannot invest directly in an index.

AZL® Growth Index Strategy Fund Review
Fund Objective
The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
The performance of the Fund is expected to be lower than that of the Index because of Fund fees and expenses. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden severe price declines.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2010

		Since
	1	Inception
	Year	(7/10/09)

AZL® Growth Index Strategy Fund	13.42%	22.12%
S&P 500 Index	15.06%	30.12%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.33%
Growth Composite Index	13.30%	24.11%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross

AZL® Growth Index Strategy Fund	0.81%
The above expense ratio is based on the current Fund prospectus dated April 30, 2010. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.20% through April 30, 2012. Additional information pertaining to the December 31, 2010 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.20%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 75% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 25% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Growth Index Strategy Fund	$1,000.00	$1,181.00	$0.33	0.06%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Annualized
	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10
AZL Growth Index Strategy Fund	$1,000.00	$1,024.90	$0.31	0.06%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Growth Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2010:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	25.1%
AZL International Index Fund	19.0
AZL Mid Cap Index Fund	10.9
AZL S&P 500 Index Fund, Class 2	39.4
AZL Small Cap Stock Index Fund	5.4
Investment Company	0.5

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2010

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):
9,169,689	AZL Enhanced Bond Index Fund	$96,373,434
5,219,472	AZL International Index Fund	73,020,419
2,589,685	AZL Mid Cap Index Fund	41,875,213
17,477,519	AZL S&P 500 Index Fund, Class 2	151,180,542
2,098,222	AZL Small Cap Stock Index Fund	20,772,395

Total Affiliated Investment Companies (Cost $342,659,416)		383,222,003

Investment Company (0.5%):
1,788,069	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,788,069

Total Investment Company (Cost $1,788,069)		1,788,069

Total Investment Securities (Cost $344,447,485)(b) 100.3%		385,010,072
Net other assets (liabilities) (0.3)%		(960,386)

Net Assets 100.0%		$384,049,686

Percentages indicated are based on net assets as of December 31, 2010.

(a)	The rate represents the effective yield at December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statement of Assets and Liabilities
December 31, 2010

AZL Growth
Index Strategy
Fund

Assets:
Investments in non-affiliates, at cost	$1,788,069
Investments in affiliates, at cost	342,659,416

Total investments, at cost	$344,447,485

Investments in non-affiliates, at value	$1,788,069
Investments in affiliates, at value	383,222,003

Total Investment securities, at value	385,010,072
Receivable for capital shares issued	875,272
Prepaid expenses	5,121

Total Assets	385,890,465

Liabilities:
Payable for affiliated investments purchased	1,788,069
Manager fees payable	15,277
Administration fees payable	7,784
Custodian fees payable	176
Administrative and compliance services fees payable	2,122
Trustee fees payable	424
Other accrued liabilities	26,927

Total Liabilities	1,840,779

Net Assets	$384,049,686

Net Assets Consist of:
Capital	$340,186,363
Accumulated net investment income/(loss)	3,330,662
Accumulated net realized gains/(losses) from investment transactions	(29,926)
Net unrealized appreciation/(depreciation) on investments	40,562,587

Net Assets	$384,049,686

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,566,388
Net Asset Value (offering and redemption price per share)	$13.44

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statement of Operations
For the Year Ended December 31, 2010

AZL Growth
Index Strategy
Fund

Investment Income:
Dividends from affiliates	$2,128,443
Dividends from non-affiliates	4

Total Investment Income	2,128,447

Expenses:
Manager fees	118,379
Administration fees	38,172
Custodian fees	678
Administrative and compliance services fees	3,223
Trustees’ fees	7,683
Professional fees	5,412
Shareholder reports	9,000
Other expenses	3,014

Total expenses	185,561

Net Investment Income/(Loss)	1,942,886

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	502,552
Net realized gains distributions from affiliated underlying funds	1,463,681
Change in unrealized appreciation/(depreciation) on investments	31,928,442

Net Realized/Unrealized Gains/(Losses) on Investments	33,894,675

Change in Net Assets Resulting From Operations	$35,837,561

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the	July 10,
	Year Ended	2009 to
	December 31,	December 31,
	2010	2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,942,886	$936
Net realized gains/(losses) on investment transactions	1,966,233	(607,005)
Change in unrealized appreciation/(depreciation) on investments	31,928,442	8,634,459

Change in net assets resulting from operations	35,837,561	8,028,390

Dividends to Shareholders:
From net investment income	(1,392)	(922)

Change in net assets resulting from dividends to shareholders	(1,392)	(922)

Capital Transactions:
Proceeds from shares issued	185,225,534	37,787,965
Proceeds from shares issued in merger	—	164,840,061
Proceeds from dividends reinvested	1,392	922
Value of shares redeemed	(8,374,419)	(39,295,406)

Change in net assets resulting from capital transactions	176,852,507	163,333,542

Change in net assets	212,688,676	171,361,010
Net Assets:
Beginning of period	171,361,010	—

End of period	$384,049,686	$171,361,010

Accumulated net investment income/(loss)	$3,330,662	$1,388

Share Transactions:
Shares issued	14,804,769	3,660,355
Shares issued in merger	—	14,188,778
Dividends reinvested	113	78
Shares redeemed	(694,058)	(3,393,647)

Change in shares	14,110,824	14,455,564

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	July 10, 2009 to
	December 31,	December 31,
	2010	2009(a)

Net Asset Value, Beginning of Period	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.52	1.85

Total from Investment Activities	1.59	1.85

Dividends to Shareholders From:
Net Investment Income	— (b)	— (b)

Total Dividends	— (b)	— (b)

Net Asset Value, End of Period	$13.44	$11.85

Total Return(c)(d)	13.42%	18.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$384,050	$171,361
Net Investment Income/(Loss)(e)	0.82%	—%
Expenses Before Reductions(e)(f)	0.08%	0.20%
Expenses Net of Reductions(e)	0.08%	0.20%
Portfolio Turnover Rate(d)(g)	9.15%	44.31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchasers and sales of fund shares during the period.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2010

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Growth Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the year ended December 31, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the year ended December 31, 2010, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2010, $4,991 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2010, actual Trustee compensation was $787,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the year ended December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$383,222,003	$—	$—	$383,222,003
Investment Company	1,788,069	—	—	1,788,069

Total Investment Securities	$385,010,072	$—	$—	$385,010,072

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reason for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund.

The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

5. Security Purchases and Sales

For the year ended December 31, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$201,653,360	$21,733,511

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2010 is $344,536,760. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,562,587
Unrealized depreciation	(89,275)

Net unrealized appreciation	$40,473,312

During the year ended December 31, 2010, the Fund utilized $566,898 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Growth Index Strategy Fund	$1,392	$1,392

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2010

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Growth Index Strategy Fund	$922	$922

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Growth Index Strategy Fund	$3,330,662	$59,349	$3,390,011	$—	$40,473,312	$43,863,323

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

7.	Acquisitions of Funds

On October 23, 2009, the Fund acquired all of the net assets of the AZLTargetPLUS Growth Fund and AZLTargetPLUS Moderate Fund (the “Acquired Funds”), open-end investment companies, pursuant to a plan of reorganization approved by the Acquired Funds shareholders on October 21, 2009. The purpose of the transaction was to combine three funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a taxable exchange of 14,188,778 shares of the Fund, valued at $164,840,061, for 13,192,435 shares of the AZL TargetPLUS Growth Fund and 8,923,078 shares of the AZL TargetPLUS Moderate Fund outstanding on October 23, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Growth Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 23, 2011

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, 99.86% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2012.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2010. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 20, 2010, and at an “in person” Board of Trustees meeting held November 3, 2010. The Agreement was approved at the Board meeting of November 3, 2010. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2012. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2010 contract review process, Trustees received extensive information on the performance results of four of the Fusion Funds — the AZL Fusion Conservative, Balanced, Moderate and Growth Funds. (No performance information was available for the Fusion Edge Fund as it had no assets.) The Fusion Conservative Fund had an inception date of October 22, 2009, and the AZL Fusion Balanced, Moderate and Growth Funds had an inception date of May 1, 2005. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of

Trustees meeting held September 15, 2010, the Manager reported that for the three year period ended June 30, 2010, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 25th, 36th and 89th percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2010 the rankings were in the 23rd, 16th, and 14th percentiles, respectively. For the year to date through June 30, 2010, the AZL Fusion Conservative Fund ranked in the 40th percentile of the Lipper peer group. For the year to date through June 30, 2010, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds (which had an inception date of July 9, 2009) ranked in the 21st and 47th percentiles of the Lipper peer group.

At the Board of Trustees meeting held November 3, 2010, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 12th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 62nd percentile, the Conservative and Edge Funds at the 85th percentile (as such Funds were newly launched and were not at scale), and the Index Strategy Funds in the 37th to 45th percentiles of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2010. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2010 were approximately $3.0 billion and that the largest Fund had assets of approximately $1.15 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2011, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	36	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	36	None
Roger Gelfenbien, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Virtus Funds (8 Funds)
Dickson W. Lewis, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada- Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	36	Board of Education, Orono, MN
Claire R. Leonardi, Age 55 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus Reinsurance; PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 65 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 44 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 2/06	President, Advisory Management, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Investment Management LLC from November 2005 to November 2010, Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1210 2/11

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Arthur C. Reeds III, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

		2010	2009
(a)	Audit Fees	$64,960	$64,960
(b)	Audit-Related Fees	$8,250	$10,750
The fees for 2010 relate to the consent issuance in one Form N-14 filing and the review of the annual registration statement filed with the Securities and Exchange Commission (“SEC”).
The fees for 2009 relate to the consent issuance in three Form N-14 filings and the review of the annual registration statement filed with the SEC.

		2010	2009
(c)	Tax Fees	$17,480	$15,505
Tax fees for both years related to the preparation of the Funds’ federal and state income tax returns, federal excise tax return review and review of capital gain and income distribution calculations.

	2010	2009
All Other Fees	$0	$0
4(e)(1)
The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.
4(e)(2)
During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(f)
Not applicable
4(g)

2010	2009
$25,730	$26,255
4(h)
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Brian Muench

Brian Muench, President

Date	March 1, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Muench

Brian Muench, President

Date	March 1, 2011

By (Signature and Title)*	/s/ Ty Edwards

Ty Edwards, Treasurer

Date	March 1, 2011

*	Print the name and title of each signing officer under his or her signature.